Share-Based Payments (Details) - Schedule of Summary of RSU’s Outstanding, Granted, Forfeited, Vested and Accelerated During the Period - Common Stock [Member] - Restricted Stock Units (RSUs) [Member]	7 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payments (Details) - Schedule of Summary of RSU’s Outstanding, Granted, Forfeited, Vested and Accelerated During the Period [Line Items]
Quantity, unvested beginning | shares
Fair value, unvested beginning | $ / shares
Quantity, granted | shares	443,221
Fair value, granted | $ / shares	$ 13.43
Quantity, forfeited | shares
Fair value, forfeited | $ / shares
Quantity, vested | shares
Fair value, vested | $ / shares
Quantity, accelerated | shares
Fair value, accelerated | $ / shares
Quantity, unvested ending | shares	443,221
Fair value, unvested ending | $ / shares	$ 13.43